Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan

1. DESCRIPTION OF THE PLAN

The following brief description of the Brown & Brown, Inc. Employee Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General - The Plan is a defined contribution plan. Substantially all employees who are at least 18 years of age and who are expected to complete a year of service (minimum of 1,000 hours) are eligible to participate in the Plan effective the first full payroll period after one month of service.

Effective January 1, 2025, employees who have completed at least two consecutive years of service with 500 or more hours of service in each year (with the first such year beginning in 2023) are eligible to participate in the Plan.

The Plan is intended to assist Brown & Brown, Inc. and its subsidiaries (the “Employer”) in its efforts to attract and retain employees by enabling eligible employees who are United States citizens with the opportunity to invest a portion of their annual compensation in the Plan, augmented by employer contributions, to supplement the employees’ retirement income. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Administration - The Plan is administered by the Investment Committee as the designated Plan Administrator (the “Administrator”), which has been appointed by the Board of Directors (the “Board”) of the Employer. Information about the Plan document, such as provisions for allocations to participants’ accounts, vesting, benefits, and withdrawals, is contained in the Summary Plan Description. Copies of this document are available on the employee benefits website accessible to employees of the Employer or from the Administrator. Schwab Retirement Plan Services, Inc. (“Schwab”) serves as the recordkeeper of the Plan.

Contributions - The Plan permits participants to contribute up to 70% of their eligible compensation to the Plan, subject to statutory limitations. The Employer makes a fully vested safe harbor matching contribution for each participant equal to the sum of (1) 100% of the participant’s elective deferrals up to 3% of compensation for the allocation period, plus (2) 50% of the participant’s elective deferrals that exceed 3% of compensation for the allocation period, but do not exceed 5% of compensation for the allocation period. Effective January 1, 2025, participants aged 60 to 63 were allowed increased deferral catch-up elections at 1.5 times the allowable catch-up contribution limit. Additionally, eligible plan participants were allowed to make after-tax contributions of up to $10,000 annually, in addition to other permissible contribution types.

The Plan permits the Board to authorize discretionary additional matching contributions and/or discretionary profit-sharing contributions. No additional matching contributions and/or profit-sharing contributions were made for the 2025 Plan year.

Vesting - Participants are immediately vested in their voluntary contributions and actual earnings thereon. Participants are immediately vested in the Employer safe harbor matching contributions made pursuant to the formula described above. Vesting in any discretionary Employer matching contributions and discretionary profit-sharing contributions are based on years of service, as defined by the Plan, and are subject to the following vesting schedule:

Years of Service	Vested Percentage
Less than 1	0%
1	20
2	40
3	60
4	80
5 or more	100

In accordance with Internal Revenue Service regulations, the Plan provides that the forfeited balances of terminated participants’ non-vested accounts may be used to pay administrative expenses incurred by the Plan or reduce Employer contributions. As of December 31, 2025 and 2024, forfeitures totaled approximately $13,680 and $18,375, respectively. For the 2025 Plan year, forfeitures of $8,879 were used to offset Employer contributions.

Benefit Payments - Benefits under the Plan are payable upon normal (after age 65) or early (after age 59-1/2 and five years of service, as defined in the Plan) retirement, death, disability, severe financial hardship, or termination of service and are based on the vested balance in the participant’s account. Distributions of vested account balances will be made in the form of a single lump-sum payment or in some other optional form of payment, as defined in the Plan. Prior to January 15, 2025, if the participant’s vested account was between $250 and $5,000 at the time of termination of employment or disability, and the participant did not elect a distribution as a lump sum payment or direct rollover to an eligible retirement plan, the Administrator will make the distribution to an Individual Retirement Account administered by Charles Schwab Trust Bank. Effective January 15, 2025, the threshold increased from $5,000 to $7,000. If the participant’s vested balance is $250 or less upon termination of employment or disability, the balance will be distributed as a single lump sum cash distribution. Effective January 1, 2025, participants can elect an In-Plan Roth Rollover of eligible vested amounts.

Investment Income/(Loss) and Expenses - Each participant’s account shall be allocated the investment income/loss and expenses of each fund based on the value of each participant’s account invested in each fund, in proportion to the total value of all accounts in each fund, taking into consideration any contributions to or distributions from the participant’s account in each fund. General expenses of the Plan that are not paid by the Employer and are not attributable to any particular fund shall be allocated among participants’ accounts in proportion to the value of each account, taking into consideration each participant’s contributions and distributions.

The agreement between Charles Schwab Trust Bank (the “Trustee”) and the Plan includes a revenue-sharing arrangement, whereby the Trustee shares revenue generated by the Plan in excess of the Trustee’s fee. These deposits are included in the “Other Income” amount in the Statement of Changes to Net Assets Available for Benefits. These funds are used to pay other Plan expenses, with any remaining amounts being allocated to participants. During 2025, revenue plus adjustments of $122,743 was deposited into the Plan related to this revenue-sharing arrangement. As of December 31, 2025 and 2024, $24,600 and $31,997, respectively, were available to be allocated to participants or to pay Plan expenses. For the Plan year ended December 31, 2025, Plan expenses of $98,143 were paid by these funds and $31,997 was allocated to participants.

Notes Receivable from Participants - A participant may borrow from his or her own account a minimum of $1,000, up to a maximum equal to the lesser of: (a) $50,000 or (b) 50% of the participant’s vested account balance. Participants may not have more than two loans outstanding at any time, with a limited exception for grandfathered outstanding loans transferred to the Plan as a result of mergers of plans maintained by acquired companies. Loans, which are repayable each pay period for periods ranging generally up to five years (and up to 15 years for the purchase of a principal residence), are collateralized by a security interest in the borrower’s vested account balance. The loans bear interest at the prime rate plus 1%, determined at the time the loan is approved. As of December 31, 2025, interest rates applicable to such loans ranged from 4.25% to 9.5%.